GOODWILL AND OTHER INTANGIBLE ASSETS - Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, goodwill	$ 154
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	255	$ 272
Additions other than through business combinations, intangible assets other than goodwill		16
Disposals		16
Amortization and impairment losses5	(28)	(17)
Intangible assets, ending balance	227	255
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	425
Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	198
Water rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	71	87
Additions other than through business combinations, intangible assets other than goodwill		0
Disposals		16
Amortization and impairment losses5	0	0
Intangible assets, ending balance	71	71
Water rights | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	71
Water rights | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	0
Technology
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	9	11
Additions other than through business combinations, intangible assets other than goodwill		0
Disposals		0
Amortization and impairment losses5	(1)	(2)
Intangible assets, ending balance	8	9
Technology | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	17
Technology | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	9
Supply contracts
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	11	14
Additions other than through business combinations, intangible assets other than goodwill		0
Disposals		0
Amortization and impairment losses5	(3)	(3)
Intangible assets, ending balance	8	11
Supply contracts | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	39
Supply contracts | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	31
Exploration potential
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	164	160
Additions other than through business combinations, intangible assets other than goodwill		16
Disposals		0
Amortization and impairment losses5	(24)	(12)
Intangible assets, ending balance	140	$ 164
Exploration potential | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	298
Exploration potential | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	$ 158